INVESTMENT IN UNCONSOLIDATED AFFILIATES - Additional Information (Detail) $ in Thousands		9 Months Ended		12 Months Ended
	Apr. 06, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Interest in Joint Venture		$ 0	$ 1,500
Investments in and Advances to Affiliates, at Fair Value		11,675		$ 13,570
Equity Securities, FV-NI, Measurement Input				0.18
Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value		11,674		$ 13,570
Fair Value, Inputs, Level 3 [Member] | Nogin Inc [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value				6,437	$ 0	$ 0
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)				4,937	$ 0
Mod Cloth [Member] | Corporate Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Interest in Joint Venture	$ 1,500
Percentage Of Ownership Interest In Unconsolidated Affiliates	50.00%
Investments in and Advances to Affiliates, at Fair Value		4,500		6,400
Mod Cloth [Member] | Corporate Joint Venture [Member] | Nogin Inc [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Interest in Joint Venture	$ 1,500
Percentage Of Ownership Interest In Unconsolidated Affiliates	50.00%
Investments in and Advances to Affiliates, at Fair Value				6,400
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)				4,900
Mod Cloth [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value		4,497		$ 6,437
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)		(1,940)
Mod Cloth [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)		$ 1,900
Mod Cloth [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		0.174
Mod Cloth [Member] | Guideline Public Company Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		0.78
Mod Cloth [Member] | Guideline Public Company Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member] | Nogin Inc [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input				0.7
Mod Cloth [Member] | Guideline Transaction Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		0.8
Mod Cloth [Member] | Guideline Transaction Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member] | Nogin Inc [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input				0.73
IPCO Holdings LLC [Member] | Corporate Joint Venture [Member] | Nogin Inc [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value				$ 7,100
IPCO Holdings LLC [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value		$ 7,178		$ 7,133
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)		$ 45
IPCO Holdings LLC [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		0.19
IPCO Holdings LLC [Member] | Guideline Public Company Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		0.28
IPCO Holdings LLC [Member] | Guideline Transaction Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		0.29